Expense Example, No Redemption {- Fidelity Sustainable Emerging Markets Equity Fund} - NF_10.31 Fidelity International Sustainable Funds AMCIZ Combo PRO-01 - Fidelity Sustainable Emerging Markets Equity Fund
Feb. 09, 2022 USD ($)
Fidelity Advisor Sustainable Emerging Markets Equity Fund: Class A
Expense Example, No Redemption:
1 Year	$ 724
3 Years	1,523
Fidelity Advisor Sustainable Emerging Markets Equity Fund: Class M
Expense Example, No Redemption:
1 Year	526
3 Years	1,392
Fidelity Advisor Sustainable Emerging Markets Equity Fund: Class C
Expense Example, No Redemption:
1 Year	233
3 Years	1,224
Fidelity Advisor Sustainable Emerging Markets Equity Fund: Class I
Expense Example, No Redemption:
1 Year	132
3 Years	933
Fidelity Advisor Sustainable Emerging Markets Equity Fund: Class Z
Expense Example, No Redemption:
1 Year	117
3 Years	$ 892